Credit Facility (Details Narrative) - Sprott Private Resource Lending II [Member] $ in Thousands	Mar. 16, 2020 USD ($) shares	Mar. 16, 2020 USD ($) shares
Statement Line Items [Line Items]
Number of common stock issued for credit facility		107,291
Bridge-Loan Credit Facility [Member]
Statement Line Items [Line Items]
Debt instrument | $	$ 6,000	$ 6,000
Loan interest rate	10.00%	10.00%
Number of common stock issued for credit facility	107,291